Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 20:	EARNINGS (LOSS) PER SHARE

In 2020 and 2019 there were losses per share.

In 2018 there were earnings per share and not loss per share, therefore the weighted average number of shares for the diluted calculation could have been different from the one used for the basic calculation, if the share-based payment and warrants were in the money.

All outstanding options and warrants could be exercised to 16,200,000 and 245,000,000 ordinary shares, respectively.